Stock Based Compensation (Details) $ / shares in Units, $ in Thousands			1 Months Ended					12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2024 USD ($) $ / shares shares	Nov. 30, 2024 shares	Nov. 30, 2023 shares	Dec. 31, 2022 $ / shares shares	Mar. 31, 2021 shares	Dec. 31, 2024 USD ($) director $ / shares shares	Dec. 31, 2023 USD ($) director $ / shares	Dec. 31, 2022 USD ($) director $ / shares shares	Aug. 02, 2019 shares
Stock Based Compensation
Average price of shares issued | $ / shares	$ 69.59		$ 80.62			$ 69.59		$ 80.62	$ 60.63	$ 69.59
Maximum number of shares that may be granted			1,000,000					1,000,000			1,000,000
Number of directors who elected to receive their compensation in shares | director								0	0	0
Restricted shares
Stock Based Compensation
Average price of shares issued | $ / shares	$ 54.4		$ 80.8			$ 54.4		$ 80.8	$ 63.4	$ 54.4
Common Stock
Stock Based Compensation
Contractual obligation for any stock to be granted | $			$ 0					$ 0
General and administrative expenses
Stock Based Compensation
Expenses representing fair value of the stock granted recognized expenses | $								$ 14,600	$ 12,700	$ 6,000
Executive officers | Common Stock
Stock Based Compensation
Shares granted				100,000	100,000	100,000
Employees of the Manager | Restricted shares
Stock Based Compensation
Shares granted			30,000				40,000
Shares vested	19,076	9,650					10,000
Number of forfeited shares		1,050								224
Shares issued and outstanding			30,000					30,000
Amount expected to be recognized as expenses in 2025 | $			$ 2,300					$ 2,300
Vesting period			4 years
Employees of the Manager | Restricted shares | Vesting in December 2025
Stock Based Compensation
Shares granted			2,000
Employees of the Manager | Restricted shares | Vesting in December 2026
Stock Based Compensation
Shares granted			4,000
Employees of the Manager | Restricted shares | Vesting in December 2027
Stock Based Compensation
Shares granted			8,000
Employees of the Manager | Restricted shares | Vesting in December 2028
Stock Based Compensation
Shares granted			16,000
Manager
Stock Based Compensation
Amount expected to be recognized as expenses in 2025 | $			$ 6,300					$ 6,300
Weighted - average remaining term								1 year
Manager | Grant For 2023
Stock Based Compensation
Shares granted					100,000
Manager | Grant For 2024
Stock Based Compensation
Number of expected vested shares					100,000
Manager | Grant For 2025
Stock Based Compensation
Number of expected vested shares					100,000